Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments
Schedule of share based payment arrangement

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in $) (1)	2021	2020	2019
2020	$4.47	—	—	7,210
2022	2.76	125,339	—	—
2023	2.76	—	165,693	211,769
2024	2.76	94,088	100,086	102,696
2024	4.47	6,113	6,238	6,238
2024	8.12	276,500	294,167	335,067
2025	12.96	4,500	21,500	39,000
2025	11.71	—	950	3,000
2025	10.73	105,857	114,232	185,832
2026	12.89	41,000	45,000	45,000
2026	12.99	102,840	127,252	219,791
2026	16.00	117,581	176,426	258,746
2027	20.85	53,143	102,479	108,613
2027	23.98	361,350	460,701	565,798
2023	91.54	85,080	85,077	94,100
2028	91.54	39,515	49,532	73,100
2023	97.77	321,473	325,661	366,260
2028	97.77	350,631	381,317	402,714
2024	128.54	111,174	111,174	111,690
2029	128.54	146,765	163,410	299,560
2024	153.75	203,658	195,452	204,430
2029	153.75	611,122	692,914	717,455
2025	135.38	16,712	19,000	—
2030	135.38	102,558	123,700	—
2025	222.16	129,711	131,770	—
2030	222.16	282,475	325,150	—
2025	226.77	32,100	32,100	—
2030	226.77	136,601	175,200	—
2030	280.43	692,214	728,517	—
2025	280.43	203,214	211,045	—
2026	265.48	24,366	—	—
2026	288.93	61,505	—	—
2026	293.91	48,138	—	—
2031	265.48	42,282	—	—
2031	288.93	207,464	—	—
2031	293.91	92,456	—	—
2026/2031 (2)	$350.20	389,588	—	—
		5,619,113	5,365,743	4,358,069
(1)	Amounts have been converted to USD at the closing rate as of December 31, 2021.
(2)	As of December 2021, the Company granted options for which the beneficiaries had a 60-day period to choose between a contractual term of five or ten years

Schedule of number of stock options

	2021		2020		2019
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price (*)	stock options	exercise price (*)	stock options	exercise price (*)
Outstanding at January 1	5,365,743	$142.87	4,358,069	$78.23	3,536,651	$37.54
Granted	882,584	314.99	1,797,652	266.71	1,365,172	144.38
Exercised	(503,282)	64.72	(602,463)	38.86	(419,317)	12.75
Forfeited	(125,932)	234.98	(187,515)	170.98	(124,437)	99.89
Outstanding at December 31	5,619,113	164.33	5,365,743	142.87	4,358,069	71.62
Exercisable at December 31	3,613,371	$106.53	2,833,680	$65.24	2,203,476	$25.38

(*) amounts have been converted to USD at the closing rate of the respective period.

Schedule of weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in $)	December 31, 2021	(in years)
2.76 - 4.47	225,540	1.50
8.12 - 10.73	382,357	3.24
11.71 - 16.00	265,921	4.64
20.85 - 23.98	414,493	5.90
91.54 - 97.77	796,699	4.35
128.54 - 153.75	1,191,989	6.50
222.16 - 280.43	1,542,963	7.56
288.93 - 350.20	799,151	9.10

Schedule of parameters used in relation to the new grants

Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2021:

Stock options granted in	April 2021	July 2021	Oct 2021	Dec 2021 (1)
Number of options granted	67,833	280,339	144,824	389,588
Average Fair value of options (in $) (*)	$98.96 - 154.88	$131.65 - 159.13	$101.53 - 131.80	$145.35 - 149.09
Share price (in $) (*)	$248.9 - 283.67	$300.78 - 340.95	$286.52 - 304.5	$351.73
Exercise price (in $) (*)	$275.33	$303.16	$301.02	$349.92
Expected volatility	54.24 - 60.08%	45.58 - 47.96%	46.01 - 48.46%	43.57 - 43.58%
Average Expected option life (in years)	4 - 6.50	4 - 6.50	4 - 6.50	6.15 - 6.50 (1)
Risk‑free interest rate	(0.41) - (0.08)%	(0.41) - (0.17)%	(0.18) - (0.05)%	0.03 - 0.05%
Expected dividends	—%	—%	—%	—%
(1)	In December 2021, the Company granted a total of 389,588 stock options. The beneficiary can choose between a contractual term of five or ten years. The expected option life ranges between 6.15 and 6.50 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from $45.0 million (100% of the stock options with a contractual term of five years) to $57.1 million (100% of the stock options with a contractual term of ten years ).

(*) amounts have been converted to USD at the applicable rate prevailing at the grant date.

Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2020:

Stock options granted in	April 2020	June 2020	Oct 2020	Dec 2020
Number of options granted	142,700	550,090	196,500	908,362
Average Fair value of options (in $) (*)	$76.46 - 148.03	$83.46 - 129.64	$91.10 - 156.68	$101.23 - 229.20
Share price (in $) (*)	$155.23 - 252.29	$224.80 - 281.25	$256.46 - 293.52	$273.15 - 383.10
Exercise price (in $) (*)	$146.68	$240.70	$245.69	$303.83
Expected volatility	44.44 - 64.77%	43.46 - 52.19%	44.17 - 52.71%	46.80 - 59.94%
Average Expected option life (in years)	4 - 6.68	4 - 6.68	4 - 6.68	4 - 6.68
Risk‑free interest rate	(0.32) - (0.18)%	(0.43) - (0.28)%	(0.51) - (0.34)%	(0.51) - (0.28)%
Expected dividends	—%	—%	—%	—%

(*) amounts have been converted to USD at the closing rate of the respective period.

Below is an overview of the parameter used in relation to the determination of the fair value of grants during 2019:

Stock options granted in	June 2019	Nov 2019	Dec 2019
Number of options granted	423,487	19,800	921,885
Average Fair value of options (in $) (*)	$71.28	$64.81	$46.51 - 74.58
Share price (in $) (*)	$138.40	$142.00	$146.15-169.30
Exercise price (in $) (*)	$127.49	$127.49	$152.50
Expected volatility	45.25%	44.14%	43.80 - 44.11%
Average expected option life (in years)	8.59	6.50	4 - 6.5
Risk‑free interest rate	0.07%	(0.05)%	(0.57) - (0.24)%
Expected dividends	—%	—%	—%

(*) amounts have been converted to USD at the closing rate of the respective period.